FINANCIAL ASSETS AND LIABILITIES (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Assets And Liabilities
Borrowings at the beginning of the year	$ 1,448	$ 1,613	$ 1,438
Proceeds from borrowings	1,174	424	308
Payment of borrowings	(236)	(191)	(143)
Accrued interest	145	304	172
Payment of interests	(145)	(280)	(162)
Repurchase and redemption of CB	(313)	(6)	(28)
Result from repurchase and exchange of CB	10	(1)	8
Increases for incorporation			89
Foreign currency exchange difference	(12)	(356)	(80)
Decrease for sale of subsidiaries		(80)
Borrowing costs capitalized in property, plant and equipment	8	21	11
Borrowings at the end of the year	$ 2,079	$ 1,448	$ 1,613